Line of Credit and Notes Payable - Additional Bridge Financing (Details)		3 Months Ended	6 Months Ended
	Nov. 21, 2023 USD ($) D $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2024 USD ($) $ / shares	Jun. 24, 2024 USD ($)	Mar. 28, 2024 USD ($)	Jan. 25, 2024 USD ($)
Line of Credit and Notes Payable
Principal balance of promissory note					$ 224,000
Conversion price (in dollars per share) | $ / shares	$ 10.00	$ 2.00	$ 2.00
Additional Bridge Notes
Line of Credit and Notes Payable
Aggregate principal value agreed to be purchased by the Bridge Investor	$ 166,667
Principal balance of promissory note	150,000
Notes purchased on the date of signing of Bridge Letter Agreement	$ 111,111
Notes purchased on the later date						$ 55,556
Annual fixed interest rate (in percentage)	8.00%
Conversion price (in dollars per share) | $ / shares	$ 10.00
Share price trigger to determine reset of conversion price (in dollars per share) | $ / shares	$ 10.00
Threshold percentage of average lowest VWAP of DHAC's common stock to determine reset of conversion price (in percentage)	95.00%
Payments for optional prepayment as percentage of outstanding obligation including guaranteed minimum interest (in percentage)	110.00%
Default rate (in percentage)	24.00%
Mandatory default penalty (in percentage)	125.00%
Principal balance of debt	$ 150,000
Percentage of average lowest VWAP of common stock considered for determination of Amortization Conversion Price (in percentage)	95.00%
Number of trading days to determine Amortization Conversion Price | D	10
Minimum conversion price to make amortization payment (in dollars per share) | $ / shares	$ 2.00
Total interest expense		$ 124	$ 124
Fair value		$ 397,408	397,408	$ 466,646
Change in fair value			$ 69,238